Deposits - Maturities of Certificates of Deposit Outstanding (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Banking And Thrift [Abstract]
2014	$ 174,569
2014		380,889
2015	196,475	87,820
2016	64,571	33,166
2017	28,442	27,240
2018	21,207	21,854
2019	7,561
Total	$ 492,825	$ 550,969